Summary of Significant Accounting Policies (Details Narrative) - SQN AIF V GP, LLC [Member]	Dec. 31, 2016
Percentage of cash distributions and liquidation	1.00%
Percentage of cumulative return on capital contributions	8.00%
Percentage of distributable cash allocated	20.00%